Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2019
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2019	2019	2019
	RMB	RMB	US$

Buildings	600,733	601,510	84,154
Leasehold improvements	14,864	14,864	2,080
Machineries	196,123	203,496	28,470
Motor vehicles	19,246	19,486	2,726
Furniture, fixtures and equipment	53,631	54,705	7,654
Construction-in-progress	3,887	2,110	295
	888,484	896,171	125,379
Less: Accumulated depreciation	(343,144)	(361,298)	(50,547)
Total property, plant and equipment, net	545,340	534,873	74,832